Fair Value of Financial Instruments and Risk Management - Derivative Narrative (Details) $ in Millions, $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		$ 3,956			$ 3,956		$ 4,009
Unrealized gains recognized as regulatory liabilities		3,717			3,717		3,915
Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on investments		$ 1		$ (4)	$ 3	$ (9)
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains, portion shared with customers (percent)					10.00%
Corporate | Unsecured senior notes, 2029 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount							$ 500
Interest rate							4.43%		4.43%
ITC | Unsecured senior notes, 2033 maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount								$ 500
Interest rate		5.40%			5.40%			5.40%
Energy contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on energy contracts		$ (8)		19	$ 6	2
Total return swaps | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount		119			119
Unrealized gains (losses) on derivatives		(1)		(2)	$ 5	(8)
Total return swaps | Corporate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms					1 year
Total return swaps | Corporate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative terms					3 years
Foreign exchange contracts | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount		393			$ 393
Unrealized gains (losses) on derivatives		5		2	7	2
Interest rate lock | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 100
Derivative terms	10 years
Unrealized gain recognized in other comprehensive income		$ 4			4
Interest rate lock | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount executed and settled			$ 500
Realized gain recognized in other comprehensive income			$ 4
Gain on derivative, reclassification adjustment period		10 years	10 years
Cross-currency interest rate swap | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount									$ 391
Derivative terms							7 years
Unrealized gains (losses) on derivatives		$ 9		$ 12	10	$ 12
Derivative interest rate							4.34%		4.34%
Derivative instruments | Energy contracts subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		118			118		$ 84
Unrealized gains recognized as regulatory liabilities		$ 54			$ 54		$ 224